UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/11

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    05 May 2011
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		145

Form 13F Information Table Value Total:	              $367,067   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      487 37484.000SH       Sole                37484.000
AT&T Corp.                     COM              00206r102     2404 78522.000SH       Sole                78522.000
Abbott Laboratories            COM              002824100     1207 24610.000SH       Sole                24610.000
Access Plans Inc.              COM              00434j104       46 21000.000SH       Sole                21000.000
Aflac Inc.                     COM              001055102      212 4020.000 SH       Sole                 4020.000
Allstate Corp.                 COM              020002101      300 9452.000 SH       Sole                 9452.000
Altria Group, Inc.             COM              718154107      799 30699.000SH       Sole                30699.000
AmeriGas Partners LP           COM              030975106     1269 26400.000SH       Sole                26400.000
American Electric Power        COM              025537101      369 10510.000SH       Sole                10510.000
American Express               COM              025816109      680 15055.188SH       Sole                15055.188
American Natl Ins Co.          COM              028591105     5742 72528.000SH       Sole                72528.000
Anadarko Petroleum Corp.       COM              032511107      225 2742.000 SH       Sole                 2742.000
Apache Corp                    COM              037411105     1141 8714.000 SH       Sole                 8714.000
Apollo Investment Corp         COM              03761U106      203 16800.000SH       Sole                16800.000
Apple Computer                 COM              037833100     1204 3454.000 SH       Sole                 3454.000
BB&T Corporation               COM              054937107     2379 86668.000SH       Sole                86668.000
Bank of America                COM              060505104     1377 103289.778SH      Sole               103289.778
Barrick Gold Corp              COM              067901108    12748 245580.000SH      Sole               245580.000
Baxter Intl. Inc.              COM              071813109      251 4670.000 SH       Sole                 4670.000
Baytex Energy Trust            COM              071813109      292 5000.000 SH       Sole                 5000.000
Becton Dickinson & Company     COM              075887109      454 5700.000 SH       Sole                 5700.000
Berkshire Hathaway Class B     COM              084670702    14354 171633.000SH      Sole               171633.000
Berkshire Hathaway Inc 1/100   COM                             752  600.000 SH       Sole                  600.000
Blue Gem Enterprise            COM              09548T106        9 243851.000SH      Sole               243851.000
Boeing                         COM              097023105      789 10675.000SH       Sole                10675.000
Bristol Myers Squibb           COM              110122108     5778 218628.000SH      Sole               218628.000
C.R. Bard Inc                  COM              067383109      224 2250.000 SH       Sole                 2250.000
CIGNA Corporation              COM              125509109      221 5000.000 SH       Sole                 5000.000
Canadian National Railway Co   COM              136375102      516 6850.000 SH       Sole                 6850.000
Cardero Resource Corp          COM              14140U105      448 237100.000SH      Sole               237100.000
Caterpillar Inc Del Com        COM              149123101    13181 118375.000SH      Sole               118375.000
Chevron Texaco                 COM              166764100     2565 23864.000SH       Sole                23864.000
Church & Dwight Co Inc         COM              171340102      234 2950.000 SH       Sole                 2950.000
Cisco Sys Inc.                 COM              17275R102      933 54413.000SH       Sole                54413.000
Citigroup Inc.                 COM              172967101       56 12663.000SH       Sole                12663.000
Claymore/BNY BRIC              COM              18383M100      369 7775.000 SH       Sole                 7775.000
Coca Cola                      COM              191216100     5021 75681.698SH       Sole                75681.698
Colgate Palmolive              COM              194162103      810 10035.000SH       Sole                10035.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    13679 171291.000SH      Sole               171291.000
Constellation Brands           COM              21036P108      523 25800.000SH       Sole                25800.000
Csx Corporation                COM              126408103      485 6168.000 SH       Sole                 6168.000
Deere & Company                COM              244199105     1491 15391.000SH       Sole                15391.000
Diageo PLC New ADR             COM              25243Q205      405 5318.000 SH       Sole                 5318.000
Duke Energy Corp.              COM              26441c105     6626 365053.000SH      Sole               365053.000
E I Dupont De Nemour           COM              263534109     1884 34281.855SH       Sole                34281.855
EMC Corporation                COM              268648102     2488 93684.000SH       Sole                93684.000
Emerson Electric               COM              291011104    14101 241333.000SH      Sole               241333.000
Express Scripts, Inc           COM              302182100     8110 145840.000SH      Sole               145840.000
Exxon Mobil Corp               COM              30231g102    10113 120205.179SH      Sole               120205.179
Flowers Foods, Inc.            COM              343496105      626 22986.000SH       Sole                22986.000
Fluor Corp.                    COM              343861100      221 3000.000 SH       Sole                 3000.000
Freeport-McMoRan Copper & Gold COM              35671D857     4843 87176.000SH       Sole                87176.000
Genco Shipping                 COM              Y2685T107      503 46705.000SH       Sole                46705.000
General Dynamics               COM              369550108     6462 84410.000SH       Sole                84410.000
General Electric               COM              369604103     9810 489279.000SH      Sole               489279.000
General Mills                  COM              370334104     1276 34899.183SH       Sole                34899.183
General Signal Corp.           COM              367220100        5 10000.000SH       Sole                10000.000
Goldman Sachs Group Inc        COM              38141G104     2613 16478.000SH       Sole                16478.000
Google Inc Cl A                COM              38259P508      201  343.000 SH       Sole                  343.000
H J Heinz                      COM              423074103     5651 115741.944SH      Sole               115741.944
HEICO Corp.                    COM              422806109     1901 30410.000SH       Sole                30410.000
Hawaiian Electric Ind.         COM              419870100     2315 93364.000SH       Sole                93364.000
Hewlett Packard                COM              428236103     2885 70420.631SH       Sole                70420.631
Home Depot                     COM              437076102     1333 35975.000SH       Sole                35975.000
Honeywell Inc.                 COM              438516106     1921 32170.000SH       Sole                32170.000
Illinois Tool Works, Inc.      COM              452308109     1005 18700.000SH       Sole                18700.000
Intel Corporation              COM              458140100     3195 158328.716SH      Sole               158328.716
International Business Machine COM              459200101     7189 44082.597SH       Sole                44082.597
Ireland, Inc.                  COM              46267t206        6 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100     1301 28225.000SH       Sole                28225.000
Johnson & Johnson              COM              478160104    14592 246284.000SH      Sole               246284.000
Johnson Controls               COM              478366107     5482 131870.000SH      Sole               131870.000
Kinder Morgan Energy Partners  COM              494550106     2328 31425.000SH       Sole                31425.000
Lowe's Companies, Inc.         COM              548661107      331 12532.000SH       Sole                12532.000
McDonald's Corp.               COM              580135101     9438 124034.778SH      Sole               124034.778
Medtronic Inc.                 COM              585055106      404 10265.000SH       Sole                10265.000
Merck & Co. Inc.               COM              589331107      732 22164.000SH       Sole                22164.000
Microsoft Corporation          COM              594918104     4019 158296.541SH      Sole               158296.541
Minnesota Mining Mfg           COM              88579y101     7236 77393.000SH       Sole                77393.000
Monsanto Company               COM              61166W101     1352 18712.000SH       Sole                18712.000
National Retail Properties, In COM              202218103      286 10950.000SH       Sole                10950.000
Nike Inc Cl B                  COM              654106103     1383 18275.000SH       Sole                18275.000
Nordstrom, Inc.                COM              655664100     1468 32700.000SH       Sole                32700.000
Norfolk Southern Corp.         COM              655844108      229 3300.000 SH       Sole                 3300.000
Nucor Corp Com                 COM              670346105      640 13900.000SH       Sole                13900.000
Occidental Petroleum           COM              674599105     1726 16522.000SH       Sole                16522.000
Oracle Corporation             COM              68389X105     1757 52561.000SH       Sole                52561.000
P P G Industries Inc.          COM              693506107      229 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      214 35950.000SH       Sole                35950.000
Patriot Transportation Holding COM              70337B102     5664 211730.000SH      Sole               211730.000
Penn West Energy Trust         COM              707885109      471 17000.000SH       Sole                17000.000
Pepsico Inc.                   COM              713448108    10951 170016.207SH      Sole               170016.207
Pfizer                         COM              717081103     3277 161345.000SH      Sole               161345.000
Philip Morris International    COM              718172109     2469 37621.000SH       Sole                37621.000
Piedmont Natural Gas Co.       COM              720186105     2351 77450.000SH       Sole                77450.000
Pioneer Natural Resources      COM              723787107      459 4500.000 SH       Sole                 4500.000
Plum Creek Timber Co. Inc      COM              729251108      272 6232.000 SH       Sole                 6232.000
Potash Corp. of Saskatchewan,  COM              73755L107      871 14774.000SH       Sole                14774.000
Procter & Gamble               COM              742718109    11061 179559.000SH      Sole               179559.000
QEP Resources, Inc.            COM              74733V100      214 5270.000 SH       Sole                 5270.000
Qualcomm Inc.                  COM              747525103      208 3800.000 SH       Sole                 3800.000
Raytheon Company               COM              755111507      278 5470.000 SH       Sole                 5470.000
Regency Centers Corporation    COM              758939102      457 10520.000SH       Sole                10520.000
Regions Financial Corp.        COM              7591ep100      158 21769.000SH       Sole                21769.000
Royal Dutch Petroleum          COM              780257804     1654 22698.000SH       Sole                22698.000
S&P 400 MidCap SPDRs           COM              78467Y107     6328 35243.000SH       Sole                35243.000
Schlumberger Limited           COM              806857108     2884 30920.000SH       Sole                30920.000
Sony Corporation               COM              835699307      323 10150.000SH       Sole                10150.000
Southern Company               COM              842587107    10224 268280.000SH      Sole               268280.000
Spectra Energy Corp.           COM              847560109     4222 155331.000SH      Sole               155331.000
St Jude Medical Inc            COM              790849103      810 15800.000SH       Sole                15800.000
Stryker Corp Com               COM              863667101      637 10480.000SH       Sole                10480.000
Sysco Corporation              COM              871829107      513 18505.000SH       Sole                18505.000
Target Inc.                    COM              87612E106      661 13221.000SH       Sole                13221.000
Teva Pharmaceutical Industries COM              881624209      469 9348.000 SH       Sole                 9348.000
Thermoenergy Corp.             COM              883906406       11 50000.000SH       Sole                50000.000
Tidewater Inc.                 COM              886423102      676 11300.000SH       Sole                11300.000
Total Fina SA ADR              COM              89151E109      244 4000.000 SH       Sole                 4000.000
United Technologies Corp.      COM              913017109     2652 31326.000SH       Sole                31326.000
Vanguard Index Small-Cap Growt COM              922908595      466 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      925 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      894 11100.000SH       Sole                11100.000
Verizon Communications         COM              92343V104     2154 55898.000SH       Sole                55898.000
Vodafone Corp.                 COM              92857w209     1940 67487.000SH       Sole                67487.000
Vulcan Materials Company       COM              929160109     5814 127508.000SH      Sole               127508.000
Wal-Mart Stores                COM              931142103     1124 21603.000SH       Sole                21603.000
Walgreen Co                    COM              931422109      421 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     1828 42416.000SH       Sole                42416.000
Wealth Minerals LTD F          COM              946885100       65 102000.000SH      Sole               102000.000
WellPoint Inc.                 COM              94973V107     1047 15000.000SH       Sole                15000.000
Wells Fargo & Co.              COM              949746101     6983 220218.795SH      Sole               220218.795
Weyerhaeuser Co.               COM              962166104     4710 191457.000SH      Sole               191457.000
Yum! Brands, Inc.              COM              895953107      453 8810.908 SH       Sole                 8810.908
iShares MSCI Emerg Mkts Index  COM              464287234      802 16485.000SH       Sole                16485.000
iShares MSCI Emerg Mkts Index  COM              464287234      243 5000.000 SH       Sole                 5000.000
Alabama Power 5.20% Div Qualif PFD              010392595      376    15700 SH       Sole                    15700
Goldman Sachs Group 6.20% Div. PFD              38144x500     1644    66000 SH       Sole                    66000
Goldman Sachs Group Floating R PFD              38143Y665     3961   177000 SH       Sole                   177000
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      355    14000 SH       Sole                    14000
JPM Chase Capital XXVI  8.00%  PFD              48124g104      256     9750 SH       Sole                     9750
JPM Chase Series S 6.625%      PFD              48123a207      948    37400 SH       Sole                    37400
Metlife Inc. Floating Rate     PFD              59156R504     7506   312608 SH       Sole                   312608
Wells Fargo Cap XII  7.875%    PFD              94985V202     1249    47600 SH       Sole                    47600
AGIC Convertible & Income Fund                  65370F101      371    33925 SH       Sole                    33925
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